Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.86%
INVESTMENT COMPANY–49.86%
Equity Fund–49.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	284,011	$8,240,856
Total Affiliated Investment (Cost $7,877,970)		8,240,856
UNAFFILIATED INVESTMENTS–53.03%
INVESTMENT COMPANY–0.87%
Money Market Fund–0.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	144,592	144,592
Total Investment Company (Cost $144,592)		144,592

	Number of Contracts

OPTIONS PURCHASED–52.16%
CENTRALLY CLEARED–52.16%
Call Options–47.57%
S&P 500 Mini Index Strike price $10.77, expiration date 6/18/25, notional amount $38,772	36	1,975,156
S&P 500 Mini Index Strike price $11.41, expiration date 9/17/25, notional amount $41,076	36	1,967,679
S&P 500 Mini Index Strike price $11.92, expiration date 12/17/25, notional amount $42,912	36	1,961,293
S&P 500 Mini Index Strike price $11.52, expiration date 3/18/26, notional amount $41,472	36	1,958,790
		7,862,918
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–4.59%
S&P 500 Mini Index Strike price $530.39, expiration date 6/18/25, notional amount $3,871,847	73	$63,590
S&P 500 Mini Index Strike price $561.89, expiration date 9/17/25, notional amount $4,101,797	73	172,655
S&P 500 Mini Index Strike price $587.26, expiration date 12/17/25, notional amount $4,286,998	73	277,935
S&P 500 Mini Index Strike price $567.59, expiration date 3/18/26, notional amount $4,143,407	73	244,546
		758,726
Total Options Purchased (Cost $8,672,451)		8,621,644
Total Unaffiliated Investments (Cost $8,817,043)		8,766,236

TOTAL INVESTMENTS–102.89% (Cost $16,695,013)	17,007,092

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.15)%
CENTRALLY CLEARED–(2.15)%
Call Options–(1.23)%
S&P 500 Mini Index Strike price $599.91, expiration date 6/18/25, notional amount $(4,379,343)	(73)	(26,200)
S&P 500 Mini Index Strike price $615.93, expiration date 9/17/25, notional amount $(4,496,289)	(73)	(44,115)
S&P 500 Mini Index Strike price $649.15, expiration date 12/17/25, notional amount $(4,738,795)	(73)	(28,786)
S&P 500 Mini Index Strike price $626.72, expiration date 3/18/26, notional amount $(4,575,056)	(73)	(104,182)
(203,283)
Put Options–(0.92)%
S&P 500 Mini Index Strike price $413.72, expiration date 6/18/25, notional amount $(3,020,156)	(73)	(7,829)
Lincoln Hedged S&P 500 Conservative Fund–1

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $438.29, expiration date 9/17/25, notional amount $(3,199,517)	(73)	$(27,950)
S&P 500 Mini Index Strike price $458.07, expiration date 12/17/25, notional amount $(3,343,911)	(73)	(55,760)
S&P 500 Mini Index Strike price $442.74, expiration date 3/18/26, notional amount $(3,232,002)	(73)	(60,311)
(151,850)
Total Options Written (Premiums received $(672,665))		(355,133)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)		(122,146)
NET ASSETS APPLICABLE TO 1,611,139 SHARES OUTSTANDING–100.00%		$16,529,813

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Conservative Fund–2

Lincoln Hedged S&P 500 Conservative Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.86%@
Equity Fund-49.86%@
✧✧LVIP SSGA S&P 500 Index Fund	$7,830,791	$1,664,103	$886,284	$(27,471)	$(340,283)	$8,240,856	284,011	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund–3